Common shares	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Common shares
Note 30 - Common shares
On June 21, 2019 the Board of Directors approved a 5-to-1 reverse share split of the Company’s shares. Upon effectiveness of the Reverse Split, every five shares of the Company’s issued and outstanding ordinary shares, par value $0.01 per share was combined into one issued and outstanding ordinary share, par value $0.05 per share.

Authorized share capital

(number of shares of $0.05 each)	2020	2019
Authorized shares: Balance at the start of the year	137,500,000	125,000,000
Increases:
September 27, 2019	—	12,500,000
June 4, 2020	46,153,846	—
August 10, 2020	40,000,000	—
November 11, 2020	15,000,000	—
Authorized shares: Balance at the end of the year	238,653,846	137,500,000

Issued and Outstanding Share Capital

(number of shares of $0.05 each)	2020	2019
Issued : Balance at the start of the year	112,278,065	106,528,065
Shares issued:
August 2, 2019	—	5,000,000
August 2, 2019	—	750,000
June 5, 2020	46,153,846	—
October 5, 2020	51,886,793	—
November 30, 2020	10,000,000	—
Issued shares: Balance at the end of the year	220,318,704	112,278,065
Treasury Shares	1,459,714	1,459,714
Outstanding shares: Balance at the end of the year	218,858,990	110,818,351

As at December 31, 2020, our shares were listed on the Oslo Stock Exchange and the New York Stock Exchange. Details of shares issued for the years ended December 31, 2020 and December 31, 2019 is as follows:

Date of Issue	Type of Listing	Exchange	Shares issued	Price per share $	Gross Proceeds ($ millions)
August 2, 2019	Public Offering	New York	5,000,000	$9.30	46.5
August 2, 2019	Public Offering	New York	750,000	$9.30	7.0
Totals for 2019			5,750,000		53.5

June 5, 2020	Private placement	Oslo	46,153,846	$0.65	30.0
October 5, 2020	Private placement	Oslo	51,886,793	$0.53	27.5
November 30, 2020	Private placement	Oslo	10,000,000	$0.53	5.3
Totals for 2020			108,040,639		62.8